Significant accounting policies - Recently adopted accounting pronouncements (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Summary of effect on consolidated balance sheet as result of adopting ASC 842
Accumulated deficit	¥ (287,172)	$ (39,360)	¥ 78,304
ASU 2016-13 | Cumulative effect of the adoption
Summary of effect on consolidated balance sheet as result of adopting ASC 842
Accumulated deficit			¥ 1,028